1933 Act File No. 033-13019
1940 Act File No. 811-05083

Van Eck VIP Trust

Supplement dated September 30, 2010 ("Supplement")

to the Prospectus

dated May 1, 2010

This Supplement updates certain information contained in the above-dated Prospectus for Van Eck VIP Trust (the “Trust”) regarding the Van Eck VIP Global Hard Assets Fund (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective September 30, 2010, Messrs. Charles Cameron and Shawn Reynolds have been appointed Co-Portfolio Managers of the Fund. Messrs. Cameron and Reynolds have served as key members of the Fund’s investment team since 1995 and 2005, respectively. They replace Mr. Derek van Eck who died unexpectedly on September 30, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

1933 Act File No. 033-13019
1940 Act File No. 811-05083

Van Eck VIP Trust

Supplement dated September 30, 2010 ("Supplement")

to the Statement of Additional Information

dated May 1, 2010

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Van Eck VIP Trust (the “Trust”) regarding the Van Eck VIP Global Bond Fund, Van Eck VIP Emerging Markets Fund and Van Eck VIP Global Hard Assets Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective September 30, 2010, Messrs. Charles Cameron and Shawn Reynolds have been appointed Co-Portfolio Managers of the Van Eck VIP Global Hard Assets Fund. Messrs. Cameron and Reynolds have served as key members of the Van Eck VIP Global Hard Assets Fund’s investment team since 1995 and 2005, respectively. They replace Mr. Derek van Eck who died unexpectedly on September 30, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

1933 Act File No. 033-13019
1940 Act File No. 811-05083

Van Eck VIP Trust

Supplement dated September 30, 2010 ("Supplement")

to the Statement of Additional Information

dated May 1, 2010

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Van Eck VIP Trust (the “Trust”) regarding the Van Eck VIP Multi-Manager Alternatives Fund (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Mr. Derek van Eck died unexpectedly on September 30, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE